Consolidated Statements of Changes in Equity/(Deficit) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Subscription receivable	Additional paid-in capital	Accumulated earnings/ (deficit)	Accumulated other comprehensive (loss)/income	Total
Balance at Dec. 31, 2021		$ 500	$ 3,602	$ (4,102)	$ 76	$ 35,349	$ (306)	$ 35,119
Balance (in Shares) at Dec. 31, 2021	[1]	50,000,000	360,205,000
Net loss						(1,129,489)		(1,129,489)
Contribution from shareholders				4,102	32,164			36,266
Dividend distribution						(229,201)		(229,201)
Foreign currency translation adjustments							(37,482)	(37,482)
Balance at Dec. 31, 2022		$ 500	$ 3,602		32,240	(1,323,341)	(37,788)	(1,324,787)
Balance (in Shares) at Dec. 31, 2022	[1]	50,000,000	360,205,000
Net loss						(4,774,087)		(4,774,087)
Contribution from shareholders			$ 918		8,394,444			8,395,362
Contribution from shareholders (in Shares)	[1]		91,759,286
Dividend distribution						(86,117)		(86,117)
Foreign currency translation adjustments							222,279	222,279
Balance at Dec. 31, 2023		$ 500	$ 4,520		8,426,684	(6,183,545)	184,491	2,432,650
Balance (in Shares) at Dec. 31, 2023	[1]	50,000,000	451,964,286
Net loss						(8,122,842)		(8,122,842)
Issuance of ordinary shares upon Initial Public Offering (“IPO”)			$ 144		8,999,856			9,000,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)	[1]		14,400,000
Deferred offering costs					(3,422,887)			(3,422,887)
Foreign currency translation adjustments							(267,983)	(267,983)
Balance at Dec. 31, 2024		$ 500	$ 4,664		$ 14,003,653	$ (14,306,387)	$ (83,492)	$ (381,062)
Balance (in Shares) at Dec. 31, 2024	[1]	50,000,000	466,364,286

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).